BMW Vehicle Owner Trust 2014-A

Accrued Interest Date:	3/26/18	Collection Period Ending:	3/31/18
Current Payment Date:	4/25/18	Period:	42

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,063,540,711.84	$82,195,604.30	$73,257,236.76

Yield Supplement Overcollateralization	$37,899,654.20	$930,602.57	$791,992.81

Adjusted Pool Balance	$1,025,641,057.64	$81,265,001.73	$72,465,243.95

Reserve Account	$2,564,102.64	$2,564,102.64	$2,564,102.64

Overcollateralization	$25,641,057.64	$25,641,026.44	$25,641,026.44

Notes				Ratio

Class A-1 Notes	$244,400,000.00	-	-	0.0%

Class A-2 Notes	$315,000,000.00	-	-	0.0%

Class A-3 Notes	$320,000,000.00	-	-	0.0%

Class A-4 Notes	$120,600,000.00	$55,623,975.29	$46,824,217.51	100.0%
	$1,000,000,000.00	$55,623,975.29	$46,824,217.51	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$200,601.35
Servicer Advances	14,542.00
Servicer Advance Reimbursement	18,074.77

Administrative Purchase Payment	0.00
Warranty Purchase Payment	0.00

Recoveries	5,106.01

Investment Earnings from Reserve Account	1,307.05

Investment Earnings from Collection Account	0.00

Total Available Interest	$203,481.64

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$6,763,273.17
Receipts of Pre-Paid Principal	1,998,361.85

Liquidation Proceeds	109,553.73
Administrative Purchase Payment	0.00
Warranty Purchase Payment	0.00

Total Available Principal	$8,871,188.75

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$9,074,670.39

Distributions:
Servicing Fees	$68,496.34
Non-recoverable Servicer Advance Reimbursement	4,982.84
Noteholder's Accrued and Unpaid Interest	69,529.97
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	8,799,757.78
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	131,903.46

Total Distributions	$9,074,670.39

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$82,195,604.30

Monthly Principal Received
Regular Principal Received	$6,763,273.17
Prepaid Principal Received	1,998,361.85
Liquidation Proceeds	109,553.73
Principal Balance Allocable to Gross Charge-offs	67,178.79
Principal Portion of Repurchased Receivables	0.00

Total Monthly Principal Amounts	$8,938,367.54

Ending Receivable Principal Balance	$73,257,236.76

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.19000%	$0.00	0.00
Class A-2 Notes			0.53000%	$0.00	0.00
Class A-3 Notes			0.97000%	$0.00	0.00
Class A-4 Notes			1.50000%	$69,529.97	0.58
				$69,529.97

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	-	-	-	0.00	0.00
Class A-4 Notes	$55,623,975.29	$8,799,757.78	$46,824,217.51	72.97	0.39
	55,623,975.29	8,799,757.78	46,824,217.51

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	930,602.57
Beginning Period Amount	930,602.57
Current Distribution Date Required Amount	791,992.81
Current Period Release	138,609.76
Ending Period Amount	791,992.81

Reserve Account

Beginning Period Required Amount	$2,564,102.64
Beginning Period Amount	2,564,102.64
Net Investment Earnings	1,307.05
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	2,564,102.64
Release to Depositor	1,307.05
Ending Period Amount	$2,564,102.64

Overcollateralization

Beginning Period Overcollateralization Amount	$25,641,026.44
Target Overcollateralization Amount	$25,641,026.44
Ending Period Over Collateralization Amount	$25,641,026.44
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		10,872	10,205
Weighted Average Remaining Term		17.17	16.47
Weighted Average Annual Percentage Rate		3.08%	3.10%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	86	$848,993.15	1.16%
60-89 Days	29	405,385.09	0.55%
90-119 Days	8	79,000.16	0.11%
120+ Days	28	466,853.87	0.64%

Total 30+ Days Past Due as of the end of the current period	151	$1,800,232.27	2.46%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			2.33%
Total 30+ Days Past Due as of the end of the 2nd preceding period			2.27%
Total 30+ Days Past Due as of the end of the 3rd preceding period			2.09%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		19	391,248.93
Ending Period Repossessed Receivables Balance		15	304,053.58
Principal Balance of 90+ Day Repossessed Vehicles		6	92,711.30

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		6	67,178.79
Recoveries		12	5,106.01
Net Write-Offs			62,072.78
Cumulative Net Write-offs		296	$3,472,922.23

Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			4.47%
Charge Off Rate **			0.33%
Avg of Net Write-offs ***			$11,732.85

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		6	56,982.05
Recoveries		11	29,232.55
Net Write-Offs			27,749.50
Cumulative Net Write-offs		290	$3,410,849.45
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			3.95%
Charge Off Rate **			0.32%
Avg of Net Write-offs ***			$11,761.55

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		6	78,046.78
Recoveries		14	28,697.93
Net Write-Offs			49,348.85
Cumulative Net Write-offs		284	$3,383,099.95
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			3.55%
Charge Off Rate **			0.32%
Avg of Net Write-offs ***			$11,912.32

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		6	51,865.95
Recoveries		14	32,327.14
Net Write-Offs			19,538.81
Cumulative Net Write-offs		266	$3,333,751.10
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			3.16%
Charge Off Rate **			0.31%
Avg of Net Write-offs ***			$12,532.90

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.